30. Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information Tables Abstract
Segment information
Description	Food retail (*)			Cash & Carry			Assets held for sale and discontinued operations (**)			Subtotal			Eliminations/ Others(***)			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
		Restated			Restated			Restated			Restated			Restated			Restated

Net operating revenue	26,489	26,194	26,967	22,899	18,440	14,487	-	-	-	49,388	44,634	41,454	-	-	-	49,388	44,634	41,454
Gross profit	7,389	8,036	7,624	4,165	2,952	2,176	-	-	-	11,554	10,988	9,800	-	-	-	11,554	10,988	9,800
Depreciation and amortization	(608)	(604)	(576)	(232)	(175)	(131)	-	-	-	(840)	(779)	(707)	-	-	-	(840)	(779)	(707)
Profit from operations before net financial expenses and share of profit of associates	677	749	320	1,567	822	477	-	-	-	2,144	1,571	797	-	-	-	2,144	1,571	797
Net financial expenses	(428)	(682)	(808)	(46)	(48)	(95)	-	-	-	(474)	(730)	(903)	-	-	-	(474)	(730)	(903)
Share of profit of associates	79	48	41	-	-	-	-	-	-	79	48	41	(46)	(137)	(20)	33	(89)	21
Profit (loss) before income tax and social contribution	228	115	(448)	1,521	774	383	-	-	-	1,749	889	(65)	(46)	(137)	(20)	1,703	752	(85)
Income tax and social contribution	18	(63)	76	(467)	(234)	(100)	-	-	-	(449)	(297)	(24)	-	-	-	(449)	(297)	(24)
Net income (loss) for continuing operations	246	52	(372)	1,054	540	283	-	-	-	1,300	592	(89)	(46)	(137)	(20)	1,254	455	(109)
Net income (loss) for discontinued operations	(28)	(33)	(78)	-	-	-	(46)	389	(958)	(74)	356	(1,036)	-	-	-	(74)	356	(1,036)
Net income (loss) of year end	218	19	(450)	1,054	540	283	(46)	389	(958)	1,226	948	(1,125)	(46)	(137)	(20)	1,180	811	(1,145)

Current assets	7,680	7,187		4,218	3,090		24,557	22,996		36,455	33,273		(151)	(257)		36,304	33,016
Noncurrent assets	11,532	11,150		5,029	3,569		-	-		16,561	14,719		(16)	(28)		16,545	14,691
Current liabilities	8,245	7,966		5,248	3,414		19,459	17,897		32,952	29,277		(167)	(285)		32,785	28,992
Noncurrent liabilities	5,716	4,973		409	701		-	-		6,125	5,674		-	-		6,125	5,674
Shareholders' equity	5,251	5,398		3,590	2,544		5,098	5,099		13,939	13,041		-	-		13,939	13,041

(*) Food retail includes GPA Malls & Properties.

(**) See note 32.

(***) The eliminations consist of intercompany balances and the results of a Company in Luxco. The eliminations shown are exclusively related to balance sheet balances, since intercompany transactions in the income statement are eliminated directly in each segment column.

Company general information
	2018	2017	2016
Extra / Compre Bem	15,792	16,110	16,776
Assaí	22,899	18,440	14,487
Pão de Açúcar	6,860	6,659	6,711
Proximidade	1,182	1,085	1,131
Other business	2,655	2,340	2,349
Total net operating revenue	49,388	44,634	41,454